Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2017
Production equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Office furniture and electronic data processing equipment ("EDP") [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years